PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Cost	$ 108,742	$ 104,106
Accumulated amortization	77,608	72,694
Net book value	31,134	31,412
Furniture and fixtures
PROPERTY AND EQUIPMENT
Cost	3,122	3,467
Accumulated amortization	1,989	2,163
Net book value	1,133	1,304
Research and development equipment
PROPERTY AND EQUIPMENT
Cost	35,088	33,583
Accumulated amortization	24,448	21,770
Net book value	10,640	11,813
Production equipment and tooling
PROPERTY AND EQUIPMENT
Cost	30,292	31,999
Accumulated amortization	22,624	23,466
Net book value	7,668	8,533
Computer equipment
PROPERTY AND EQUIPMENT
Cost	6,515	5,608
Accumulated amortization	5,370	4,610
Net book value	1,145	998
Software
PROPERTY AND EQUIPMENT
Cost	8,609	7,608
Accumulated amortization	7,183	5,838
Net book value	1,426	1,770
Leasehold improvements
PROPERTY AND EQUIPMENT
Cost	6,154	7,719
Accumulated amortization	4,229	5,940
Net book value	1,925	1,779
Leased vehicles
PROPERTY AND EQUIPMENT
Cost	177	392
Accumulated amortization	177	390
Net book value	0	2
Office equipment
PROPERTY AND EQUIPMENT
Cost	880	1,172
Accumulated amortization	696	1,045
Net book value	184	127
Monitoring equipment
PROPERTY AND EQUIPMENT
Cost	11,261	6,141
Accumulated amortization	5,113	2,455
Net book value	6,148	3,686
Network equipment
PROPERTY AND EQUIPMENT
Cost	6,644	6,417
Accumulated amortization	5,779	5,017
Net book value	$ 865	$ 1,400